Interest and Finance Costs (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Finance Costs
Interest expense (Note 6)	$ 8,248	$ 8,551	$ 3,794
Amortization and write off of financing costs (Note 5)	1,050	590	100
Commitment fees	327	372	54
Other	107	63	29
Total	$ 9,732	$ 9,576	$ 3,977